Basic and Diluted Pro Forma Per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013		Mar. 31, 2012
Components Of Basic And Diluted Earning Per Share [Line Items]
Net income (loss) available to common stockholders, as reported	$ (22,798)		$ 4,450	$ (4,238)	$ 7,308		$ (11,944)
Weighted-average shares used to compute net income (loss) per share available to common stockholders, basic	57,958,838		50,457,948	41,359,676	51,557,136		35,125,628
Weighted-average shares to compute pro forma net income (loss) per share available to common stockholders, basic	303,608,800				291,766,192
Weighted-average shares to compute pro forma net income (loss) per share available to common stockholders, diluted	303,608,800				323,331,550
Proforma net income (loss) per common share:
Basic	$ (0.08)				$ 0.03
Diluted	$ (0.08)				$ 0.02
Scenario, Previously Reported [Member]
Components Of Basic And Diluted Earning Per Share [Line Items]
Net income (loss) available to common stockholders, as reported	$ (23,857)				$ 7,308
Convertible Preferred Stock
Components Of Basic And Diluted Earning Per Share [Line Items]
Pro forma adjustments to reflect conversion of convertible preferred stock	245,622,114				239,822,864
Stock Warrant [Member]
Components Of Basic And Diluted Earning Per Share [Line Items]
Pro forma adjustments to reflect conversion of convertible preferred stock	27,848	[1]			386,192	[1]
Dilutive effect of warrants					3,022,954
Stock Options
Components Of Basic And Diluted Earning Per Share [Line Items]
Dilutive effect of warrants					28,542,404

[1]	Assumes the automatic conversion and exercise of warrants to purchase a maximum of 331,616 shares of Series A convertible preferred stock and automatic exercise of warrants to purchase a maximum of 54,576 shares of common stock for the year ended December 31, 2013. Assumes the automatic exercise of warrants to purchase a maximum of 27,848 shares of common stock for the nine months ended September 30, 2014. Upon the completion of our initial public offering, these warrants will automatically be net exercised for common stock, resulting in the issuance of fewer shares.